Investment Objectives and Goals - KICK Korea Semiconductor Index ETF	Sep. 09, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – KICK Korea Semiconductor Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The KICK Korea Semiconductor Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Akros Korea Semiconductor Index (the “Index”).